INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
INVENTORIES
Raw materials	¥ 160
Finished goods	7,004		¥ 4,536
Work in progress	5,710		8,503
Total	12,874	$ 1,837	13,039
Asset pledged as collateral
INVENTORIES
Total	¥ 0		¥ 0	¥ 0